Schedule I - Condensed Financial Information Of Dryships Inc. - Statements Of Operations (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EXPENSES:
Gain on sale of assets	$ 673,850	$ 0	$ 0
General and administrative expenses	(104,912)	(193,686)	(184,722)
Operating income/(loss)	(881,508)	543,179	155,576
OTHER INCOME / (EXPENSES):
Interest and finance costs	(172,132)	(411,021)	(332,129)
Interest income	527	12,146	12,498
Loss on interest rate swaps	(11,601)	(15,528)	8,373
Other, net	(9,275)	7,067	2,245
Total other expenses, net	(192,481)	(407,336)	(309,013)
NET INCOME/(LOSS)	$ (2,808,086)	$ 58,020	$ (198,028)
Loss per share, basic	$ (107.06)	$ (2.64)	$ (14.53)
Weighted average number of shares, basic	26,598,361	18,241,265	15,362,532
Loss per share, diluted	$ (107.06)	$ (2.64)	$ (14.53)
Weighted average number of shares, diluted	26,598,361	18,241,265	15,362,532
Dryships Inc.
EXPENSES:
Gain on sale of assets	$ 131,416	$ 0	$ 0
General and administrative expenses	(23,077)	(23,893)	(21,090)
Operating income/(loss)	108,339	(23,893)	(21,090)
OTHER INCOME / (EXPENSES):
Interest and finance costs	(23,471)	(88,753)	(89,124)
Interest income	34	989	226
Loss on interest rate swaps	(554)	(739)	(774)
Other, net	(309)	(220)	(430)
Total other expenses, net	(24,300)	(88,723)	(90,102)
Equity in earnings/(loss) of subsidiaries (Eliminated in consolidation)	(2,931,100)	65,104	(112,404)
NET INCOME/(LOSS)	$ (2,847,061)	$ (47,512)	$ (223,596)
Loss per share, basic	$ (107.04)	$ (2.6)	$ (14.55)
Weighted average number of shares, basic	26,598,361	18,241,265	15,362,532
Loss per share, diluted	$ (107.04)	$ (2.6)	$ (14.55)
Weighted average number of shares, diluted	26,598,361	18,241,265	15,362,532